Note 10 - Financial Instruments - Gain or Loss on Derivatives Not Designated as Hedging Instruments (Details) - USD ($)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Gain (loss) on derivatives	$ (29,053)	$ (264,887)
Not Designated as Hedging Instrument [Member]
Gain (loss) on derivatives	2,298	(181,707)
Not Designated as Hedging Instrument [Member] | Interest Rate Contract [Member]
Gain (loss) on derivatives	$ (31,351)	$ (83,180)